Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Post Retirement Benefits

			12.31.2023	12.31.2022
Medical benefits plan Brazil	(i	)	46.1	34.2
Medical benefits plan subsidiaries abroad	(ii	)	1.9	1.9

Post-retirement benefits			48.0	36.1